Accounts Receivable, Net (Tables)	12 Months Ended
Jun. 30, 2021
Receivables [Abstract]
Schedule of allowance for doubtful accounts
	As of June 30,
	2020	2021	2021
	RMB	RMB	US$

Accounts receivable	46,704	62,046	9,610
Allowance for doubtful accounts	6,892	6,892	1,068
Accounts receivable, net	39,812	55,154	8,542

Schedule of allowance for doubtful accounts
Allowance for doubtful accounts
Balance as of July 1, 2019	-
Addition	6,892
Balance as of June 30, 2020	6,892
Balance as of June 30, 2021	6,892